UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08966

Legg Mason Growth Trust, Inc.

(Name of Registrant)

100 Light Street, Baltimore, MD	21202
(Address of Principal Executive Offices)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Growth Trust’s semi-annual report for the six months ended June 30, 2007.

Total returns for various periods ended June 30, 2007 are:

Total ReturnA
	6 Months	12 Months
Growth Trust:
Primary Class	+12.40%	+23.65%
Class R	+12.60%	N/A
Financial Intermediary Class	+12.82%	+24.58%
Institutional Class	+13.01%	+25.02%
S&P 500 Stock Composite IndexB	+6.96%	+20.59%
Lipper Large-Cap Growth Funds IndexC	+7.66%	+16.13%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. For Class R, Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Since June 30, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the

A

Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders.

B

A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

C	An index comprised of the 30 largest funds in the Lipper universe of 791 large-cap growth funds.

N/A – Not applicable

Semi-Annual Report to Shareholders

concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

The Board of Directors recently approved a long-term capital gain distribution of $0.80154 per share to shareholders of Growth Trust, payable on June 22, 2007, to shareholders of record on June 20, 2007.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

July 27, 2007

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Growth Trust, Inc.

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07-6/30/07
Primary Class:
Actual	$1,000.00	$1,124.00	$9.66
Hypothetical (5% return before expenses)	$1,000.00	$1,015.69	$9.17
Class R
Actual	$1,000.00	$1,126.00	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses paid” is equal to the annualized expense ratios of 1.84%, 1.40%, 1.09% and .76% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

Semi-Annual Report to Shareholders

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07-6/30/07
Financial Intermediary Class:
Actual	$1,000.00	$1,128.20	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.38	$5.46
Institutional Class:
Actual	$1,000.00	$1,130.10	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.83

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Growth Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Class R, Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment—Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+23.65%	+23.65%
Five Years	+128.66%	+17.99%
Ten Years	+155.52%	+9.84%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Class R

Periods Ended June 30, 2007

Cumulative Total Return
Life of Class*	+12.14%

*	Inception Date—December 28, 2006

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 2006.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment—Financial Intermediary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+24.58%	+24.58%
Life of Class*	+29.82%	+7.93%

*	Inception date — January 29, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning January 31, 2004.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+25.02%	+25.02%
Life of Class*	+29.41%	+8.07%

*	Inception date—March 4, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C Index returns are for periods beginning February 29, 2004.

Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of June 30, 2007)D

(As a percentage of the portfolio)

Top 10 Holdings (as of June 30, 2007)

Security	% of Net Assets
Amazon.com Inc.	7.6%
Yahoo! Inc.	7.5%
Nokia Oyj – ADR	6.0%
QUALCOMM Inc.	5.0%
eBay Inc.	4.8%
Countrywide Financial Corp.	4.7%
General Electric Co.	4.6%
American International Group Inc.	4.4%
Citigroup Inc.	4.3%
Google Inc.	4.2%

D	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceE

Legg Mason Growth Trust, Inc.

Strongest performers for the quarter ended June 30, 2007F
1. Amazon.com Inc.	+71.9%
2. SunPower Corp.	+38.6%
3. Expedia Inc.	+26.4%
4. Nokia Oyj—ADR	+25.4%
5. Texas Instruments Inc.	+25.3%
6. NAVTEQ Corp.	+22.7%
7. Quanta Services Inc.	+21.6%
8. Caterpillar Inc.	+17.3%
9. Google Inc.	+14.1%
10. Aetna Inc.	+12.8%

Weakest performers for the quarter ended June 30, 2007F
1. Yahoo! Inc.	-13.3%
2. XM Satellite Radio Holdings Inc.	-8.9%
3. Electronic Arts Inc. (EA)	-6.0%
4. eBay Inc.	-2.9%
5. Amgen Inc.	-1.1%
6. Citigroup Inc.	+0.9%
7. QUALCOMM Inc.	+2.0%
8. Jabil Circuit Inc.	+3.4%
9. FedEx Corp.	+3.4%
10. E*Trade Financial Corp.	+4.1%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Fluor Corp.	Accenture Ltd.
Foster Wheeler Ltd.	IAC/InterActiveCorp
The Shaw Group Inc.	NIKE Inc.

E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
F	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.9%

Consumer Discretionary — 15.0%
Internet and Catalog Retail — 9.8%
Amazon.com Inc.	1,250	$85,512	A
Expedia Inc.	840	24,604	A

		110,116

Media — 2.0%
XM Satellite Radio Holdings Inc.	1,950	22,951	A

Specialty Retail — 3.2%
The Home Depot Inc.	925	36,399

Financials — 17.1%
Capital Markets — 3.7%
E*Trade Financial Corp.	1,000	22,090	A
The Goldman Sachs Group Inc.	90	19,508

		41,598

Diversified Financial Services — 4.3%
Citigroup Inc.	950	48,726

Insurance — 4.4%
American International Group Inc.	715	50,071

Thrifts and Mortgage Finance — 4.7%
Countrywide Financial Corp.	1,450	52,707

Health Care — 4.5%
Biotechnology — 1.7%
Amgen Inc.	350	19,352	A

Semi-Annual Report to Shareholders

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — 2.8%
Aetna Inc.	625	$30,875

Industrials — 21.3%
Air Freight and Logistics — 2.0%
FedEx Corp.	200	22,194

Construction and Engineering — 10.6%
Fluor Corp.	270	30,070
Foster Wheeler Ltd.	300	32,097	A
Quanta Services Inc.	800	24,536	A
The Shaw Group Inc.	700	32,403	A

		119,106

Electrical Equipment — 1.7%
SunPower Corp.	310	19,539	A

Industrial Conglomerates — 4.6%
General Electric Co.	1,350	51,678

Machinery — 2.4%
Caterpillar Inc.	350	27,405

Information Technology — 40.0%
Communications Equipment — 12.9%
Cisco Systems Inc.	790	22,001	A
Nokia Oyj – ADR	2,400	67,464
QUALCOMM Inc.	1,300	56,407

		145,872

Electronic Equipment and Instruments — 1.9%
Jabil Circuit Inc.	950	20,967

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Internet Software and Services — 16.5%
eBay Inc.	1,700	$54,706	A
Google Inc.	90	47,104	A
Yahoo! Inc.	3,100	84,103	A

		185,913

Semiconductors and Semiconductor Equipment — 3.3%
Texas Instruments Inc.	1,000	37,630

Software — 5.4%
Electronic Arts Inc. (EA)	800	37,856	A
NAVTEQ Corp.	541	22,911	A

		60,767

Total Common Stocks and Equity Interests (Cost — $ 874,196)		1,103,866

Repurchase Agreements — 2.2%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $ 12,460 on 7/2/07 (Collateral: $ 12,930 Fannie Mae discount note, 0.00%, due 10/31/07, value $ 12,720)	$12,454	12,454

Goldman Sachs Group Inc.
5.23%, dated 6/29/07, to be repurchased at $ 12,460 on 7/2/07 (Collateral: $ 13,958 Fannie Mae note, 4.500%, due 8/1/35, value $ 12,737)	12,454	12,454

Total Repurchase Agreements (Cost — $ 24,908)		24,908

Total Investments — 100.1% (Cost — $ 899,104)B		1,128,774
Other Assets Less Liabilities — (0.1)%		(1,284)

Net Assets — 100.0%		$1,127,490

Semi-Annual Report to Shareholders

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$251,566
Gross unrealized depreciation	$(21,896)

Net unrealized appreciation/ (depreciation)	$229,670

ADR — American Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Growth Trust, Inc.

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost – $874,196)		$1,103,866
Short-term securities at value (Cost – $24,908)		24,908
Receivable for fund shares sold		1,918
Dividends and interest receivable		459
Foreign tax receivable		32

Total assets		1,131,183

Liabilities:
Payable for fund shares repurchased	$2,143
Accrued management fee	645
Accrued distribution and service fees	580
Accrued expenses	326

Total liabilities		3,694

Net Assets		$1,127,490

Net assets consist of:
Accumulated paid-in-capital		$868,520
Accumulated net investment loss		(2,027)
Accumulated net realized gain on investments		31,327
Unrealized appreciation of investments		229,670

Net Assets		$1,127,490

Net Asset Value Per Share:
Primary Class (18,652 shares outstanding)		$33.80

Class R (0.3 shares outstanding)		$34.66

Financial Intermediary Class (8,520 shares outstanding)		$34.72

Institutional Class (5,740 shares outstanding)		$35.06

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Growth Trust, Inc.

Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$5,110
Interest	667
Less: Foreign taxes withheld	(207)

Total income			$5,570

Expenses:
Management fees	$3,638
Distribution and service fees:
Primary Class	2,943
Class R	—	A
Financial Intermediary Class	327
Audit and legal fees	29
Custodian fees	58
Directors’ fees and expenses	32
Registration fees	41
Reports to shareholders	107
Transfer agent and shareholder servicing expense:
Primary Class	235
Class R	5
Financial Intermediary Class	111
Institutional Class	9
Other expenses	29

	7,559
Expenses reimbursed by advisor	(5)
Less: Compensating balance credits	(10)

Net expenses			7,549

Net Investment Loss			(1,979)
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	36,516
Change in unrealized appreciation/(depreciation) of investments	91,726

Net Realized and Unrealized Gain on Investments			128,242

Change in Net Assets Resulting From Operations			$126,263

A	Amount represents less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Growth Trust, Inc.

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007		For the Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment loss	$(1,979)		$(4,634)

Net realized gain on investments	36,516		29,145

Change in unrealized appreciation/depreciation of investments	91,726		(7,500)

Change in net assets resulting from operations	126,263		17,011

Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(14,610)		—
Class R	—	A	—
Financial Intermediary Class	(6,676)		—
Institutional Class	(4,509)		—

Change in net assets from fund share transactions:
Primary Class	(1,416)		113,045
Class R	—	A	10
Financial Intermediary Class	28,718		79,198
Institutional Class	(624)		59,904

Change in net assets	127,146		269,168

Net Assets:

Beginning of period	1,000,344		731,176

End of period	$1,127,490		$1,000,344

Accumulated net investment loss	$(2,027)		$(48)

A	Amount represents less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Growth Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$30.78		$30.59		$30.15	$28.04	$17.17	$18.88

Investment operations:
Net investment loss	(.12	)A	(.25	)A	(.27)	(.32)	(.26)	(.11)
Net realized and unrealized gain/(loss)	3.94		.44		.97	2.43	11.13	(1.60)

Total from investment operations	3.82		.19		.70	2.11	10.87	(1.71)

Distributions from:
Net realized gain on investments	(.80)		—		(.26)	—	—	—

Total distributions	(.80)		—		(.26)	—	—	—

Net asset value, end of period	$33.80		$30.78		$30.59	$30.15	$28.04	$17.17

Total return	12.40	%B	.62%		2.33%	7.52%	63.31%	(9.06)%

Ratios to Average Net Assets:C
Total expenses	1.84	%D	1.86%		1.87%	1.87%	1.88%	2.06%
Expenses net of waivers, if any	1.84	%D	1.86%		1.87%	1.87%	1.88%	1.90%
Expenses net of all reductions	1.84	%D	1.86%		1.87%	1.87%	1.88%	1.90%
Net investment loss	(.76	)%D	(.87)%		(1.08)%	(1.18)%	(1.35)%	(.79)%

Supplemental Data:
Portfolio turnover rate	24.1	%B	31.0%		19.7%	33.8%	49.5%	70.9%
Net assets, end of period (in thousands)	$630,446		$576,549		$458,567	$384,040	$332,516	$137,188

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Growth Trust, Inc. — Continued

For a share of each class of capital stock outstanding:

Class R:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006E
	(Unaudited)
Net asset value, beginning of period	$31.49		$31.62

Investment operations:
Net investment income/(loss)		(.06)A	—	A,F
Net realized and unrealized gain/(loss)	4.03			(.13)

Total from investment operations	3.97			(.13)

Distributions from:
Net realized gain on investments		(.80)	—

Total distributions		(.80)	—

Net asset value, end of period	$34.66		$31.49

Total return	12	.60%B		(.41)%B

Ratios to Average Net Assets:C
Total expenses	70	.20%D	1	.28%D
Expenses net of waivers, if any	1	.40%D	1	.28%D
Expenses net of all reductions	1	.40%D	1	.28%D
Net investment loss		(.34)%D	(1	.14)%D

Supplemental Data:
Portfolio turnover rate	24	.1%B	31.0%
Net assets, end of period (in thousands)	$11		$10

E	For the period December 28, 2006 (commencement of operations) to December 31, 2006.
F	Amount represents less than $.01 per share.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006	2005	2004G
	(Unaudited)
Net asset value, beginning of period	$31.48		$31.06	$30.38	$27.59

Investment operations:
Net investment loss	—	A,F	(.04)A	(.07)		(.01)
Net realized and unrealized gain	4.04		.46	1.01	2.80

Total from investment operations	4.04		.42	.94	2.79

Distributions from:
Net realized gain on investments		(.80)	—	(.26)	—

Total distributions		(.80)	—	(.26)	—

Net asset value, end of period	$34.72		$31.48	$31.06	$30.38

Total return	12	.82%B	1.35%	3.10%	10	.11%B

Ratios to Average Net Assets:C
Total expenses	1	.09%D	1.13%	1.16%	1	.11%D
Expenses net of waivers, if any	1	.09%D	1.13%	1.15%	1	.11%D
Expenses net of all reductions	1	.09%D	1.13%	1.15%	1	.11%D
Net investment loss		(.02)%D	(.14)%	(.39)%		(.07)%D

Supplemental Data:
Portfolio turnover rate	24	.1%B	31.0%	19.7%	33.8%
Net assets, end of period (in thousands)	$295,805		$240,778	$155,266	$9,599

G	For the period January 29, 2004 (commencement of operations) in December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Growth Trust, Inc. — Continued

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006	2005	2004H
	(Unaudited)
Net asset value, beginning of period	$31.73		$31.20	$30.42	$27.94

Investment operations:
Net investment income		.05A	.06A	—		.02
Net realized and unrealized gain	4.08		.47	1.04	2.46

Total from investment operations	4.13		.53	1.04	2.48

Distributions from:
Net realized gain on investments		(.80)	—	(.26)	—

Total distributions		(.80)	—	(.26)	—

Net asset value, end of period	$35.06		$31.73	$31.20	$30.42

Total return	13	.01%B	1.70%	3.42%	8	.88%B

Ratios to Average Net Assets:C
Total expenses		.77%D	.80%	.83%		.82%D
Expenses net of waivers, if any		.77%D	.80%	.83%		.82%D
Expenses net of all reductions		.76%D	.80%	.83%		.82%D
Net investment income (loss)		.30%D	.19%	(.02)%		.42%D

Supplemental Data:
Portfolio turnover rate	24	.1%B	31.0%	19.7%	33.8%
Net assets, end of period (in thousands)	$201,228		$183,007	$117,343	$34,964

H	For the period March 5, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Growth Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end, non-diversified investment company.

Growth Trust offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc. — Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$ 249,558	$247,373

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in the realized gain/(loss) on investment transactions. During the six months ended, June 30, 2007 the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc. — Continued

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2007.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

The following chart summarizes the management fees for the Fund:

Management Fee	Asset Breakpoint
0.70%	up to $2 billion
0.65%	in excess of $ 2 billion

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives from the Fund’s Primary Class, Class R and Financial Intermediary Class an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary Class	N/A	0.25%

Semi-Annual Report to Shareholders

LMCM and LMIS currently intend to voluntarily waive fees or reimburse expenses in any month to the extent a class of the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified below. The Fund’s agreement with LMCM provides that certain expense reimbursements be made to the Fund. For the period ended June 30, 2007, LMM reimbursed the Fund $5 for these expenses. These voluntary waivers are currently expected to continue until April 30, 2008, but may be terminated at any time.

The following chart summarizes the expense limitations for the Fund:

Class	Expense Limitation
Primary	1.90%
Class R	1.40%
Financial Intermediary	1.15%
Institutional	0.90%

LM Fund Services, Inc. (“LMFS”) a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $58 for the six months ended June 30, 2007.

LMCM, LMFA, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc.—Continued

Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2007.

5. Fund Share Transactions:

At June 30, 2007, there were 100,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes and 500,000 shares authorized at $.001 par value for Class R shares of the Fund. Share transactions were as follows:

	Six Months Ended June 30, 2007				Year December Ended 31, 2006
	Shares		Amount		Shares	Amount
Primary Class
Shares sold	1,860		$59,535		8,343	$246,804
Shares issued on reinvestment	414		14,071		—	—
Shares repurchased	(2,352)		(75,022)		(4,603)	(133,759)

Net Increase (Decrease)	(78)		$(1,416)		3,740	$113,045

Class RA
Shares sold	—		$—		0.3	$10
Shares issued on reinvestment	—	B	—	B	—	—
Shares repurchased	—		—		—	—

Net Increase	—		$—		0.3	$10

Financial Intermediary Class
Shares sold	1,481		$48,321		3,967	$117,797
Shares issued on reinvestment	161		5,620		—	—
Shares repurchased	(768)		(25,223)		(1,320)	(38,599)

Net Increase	874		$28,718		2,647	$79,198

Institutional Class
Shares sold	930		$31,141		2,890	$86,390
Shares issued on reinvestment	126		4,431		—	—
Shares repurchased	(1,083)		(36,196)		(884)	(26,486)

Net Increase (Decrease)	(27)		$(624)		2,006	$59,904

A	Class R commenced operations December 28, 2006.
B	Amount represents less than $1.

Semi-Annual Report to Shareholders

6. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 has not had a material impact on the Fund’s financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006, with implementation for calendar year-end mutual Funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Notes

Fund Information

Investment Adviser
Legg Mason Capital Management, Inc.
Baltimore, MD

Board of Directors
John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers
Marie K. Karpinski, Vice President and Chief Financial
Gregory T. Merz, Vice President and Chief Legal Officer
Ted P. Becker, Vice President and Chief Compliance
Wm. Shane Hughes, Treasurer
Susan C. Curry, Assistant Treasurer
William S. Kirby, Assistant Treasurer
Richard M. Wachterman, Secretary
Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Braintree, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Washington, DC

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline,and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top- notch managers in all the major asset classes.

Global Funds Emerging Markets Trust Global Income Trust International Equity Trust Taxable Bond Funds Core Bond Fund Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmason.com/funds/about/aboutlmf.asp#results.

Tax-Free Bond Funds Maryland Tax-Free Income Trust	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services - Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS, P.O. Box 55214	c/o BFDS, P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable for semiannual reports.

(a)	(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	August 28, 2007

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.

Date:	August 17, 2007